Stock-Based Compensation (Summary of Warrant Activity) (Details) - Warrant [Member] - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015		Mar. 31, 2015		Mar. 31, 2014
Number of Shares
Outstanding	5,475,806		5,099,528		3,085,600
Issued	2,512,179		826,284		2,103,436
Exercised	(49,339)		(23,256)		(77,193)
Forfeited	0				(3,311)
Expired	(493,910)		(426,750)		(9,004)
Outstanding	7,444,736		5,475,806		5,099,528
Vested (exercisable)	7,444,736		5,278,516
Weighted-Average Exercise Price/Share
Outstanding	$ 7.2		$ 10.08		$ 14.16
Issued	3.93		6.00		4.20
Exercised	2.4		4.08		2.64
Forfeited	0				101.88
Expired	9.33		39.36		95.52
Outstanding	5.96		7.2		$ 10.08
Vested (exercisable)	$ 5.96		$ 7.20
Weighted-Average Remaining Contractual Term (Years)
Outstanding	2 years 10 months 24 days		2 years 7 months 6 days
Vested (exercisable)	2 years 10 months 24 days		2 years 4 months 24 days
Aggregated Intrinsic Value
Outstanding	$ 0	[1]	$ 11,225,300	[2]
Vested (exercisable)	$ 0	[1]	$ 10,704,400	[2]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2015, which was $2.02 per share.
[2]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.